Long-Term Licensing Agreement - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020
LongTerm Licensing Agreement [Line Items]
Contract with customer, liability	$ 32,616	$ 26,256	$ 22,787	$ 34,900	$ 30,109	$ 28,515
Debt instrument, unamortized discount	1,926	3,694				2,788
Licensing Agreement [Member]
LongTerm Licensing Agreement [Line Items]
Effective interest rate during the period			6.25%
Line of credit facility, annual principal payment			$ 1,200
Contract with customer, liability	36,300		45,600			38,900
Debt issuance costs, current	2,700		$ 23,200			2,500
Interest expense, debt	2,400	$ 2,700
Debt instrument, unamortized discount	$ 12,800					$ 15,200